SCHEDULE OF PREFERRED STOCK AT FAIR VALUE ON RECURRING BASIS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value gain on revaluation of hold back Series C Preferred Stock	$ (616,800)
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Preferred Stock carried at fair value, beginning value
Fair value of holdback Series C Preferred Stock at acquisition (Note 5)	825,300
Fair value gain on revaluation of hold back Series C Preferred Stock	(616,800)
Preferred Stock carried at fair value, ending value	$ 208,500